Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries - Purchase price allocation (Details) $ in Thousands, $ in Thousands, $ in Thousands																		1 Months Ended			12 Months Ended
	May 31, 2024 USD ($)	Oct. 08, 2020 USD ($)	Sep. 28, 2020 USD ($)	Sep. 28, 2020 AUD ($)	Jan. 31, 2020 USD ($)	Sep. 20, 2019 USD ($)	Sep. 20, 2019 HKD ($)	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($)	Feb. 05, 2019 USD ($)	Jun. 07, 2018 USD ($)	Dec. 22, 2017 USD ($)	Dec. 22, 2017 HKD ($)	May 10, 2017 USD ($)	Apr. 23, 2017 USD ($)	Dec. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Amortizable intangible assets:
Goodwill																						$ 12,348	$ 12,348	$ 385	$ 385
Boca International Limited
Business Acquisition
Net assets (liabilities) acquired																			$ (337)
Deferred tax liabilities																			(6,638)
Amortizable intangible assets:
Goodwill																			36,504
Total purchase price comprised of:
Cash consideration																	$ 52,000		52,000	$ 52,000
share-based consideration																			4,080
Total																			56,080
Boca International Limited | Production Backlog
Amortizable intangible assets:
Amortizable intangible assets																			372
Boca International Limited | Proprietary technology
Amortizable intangible assets:
Amortizable intangible assets																			$ 26,179
CSL
Business Acquisition
Net assets (liabilities) acquired														$ (67)
Deferred tax liabilities														(4,920)
Amortizable intangible assets:
Goodwill														20,230
Total purchase price comprised of:
Cash consideration														32,600	$ 32,600			$ 32,000
share-based consideration														2,325
Total						$ 12,750	$ 99,450							34,925		$ 35,000
CSL | Proprietary technology
Amortizable intangible assets:
Amortizable intangible assets														$ 19,682
Giant Credit Limited ("GCL")
Business Acquisition
Net assets (liabilities) acquired												$ 2,113
Property, plant and equipment												508
Deferred tax liabilities												(7)
Amortizable intangible assets:
Goodwill												248
Total purchase price comprised of:
share-based consideration												2,354
Total												$ 2,354	$ 19,600
Paris Sky Limited
Business Acquisition
Property, plant and equipment											$ 52,994
Allowance on guarantee											(817)
Other assets acquired (including cash of $1,957, other assets of $50, Other payables of $170 and income tax payable of $4)											1,833
Deferred tax assets											116
Deferred tax liabilities											(5,998)
Total purchase price comprised of:
share-based consideration											4,784
Total											48,128
Paris Sky Limited | Equity interest in BOCA
Total purchase price comprised of:
Total											23,699
Paris Sky Limited | Equity interest in CSL
Total purchase price comprised of:
Total											16,170
Paris Sky Limited | Promissory Note
Total purchase price comprised of:
Total											$ 3,475
Vision Lane Limited
Total purchase price comprised of:
Cash consideration										$ 7,460											$ 6,410
Total									$ 12,740	$ 12,420
Vision Lane Limited And First Asia Finance Limited
Business Acquisition
Net assets (liabilities) acquired								$ 9,165
Property, plant and equipment								1,095
Deferred tax liabilities								(124)
Amortizable intangible assets:
Goodwill								3,658
Total purchase price comprised of:
Cash consideration								7,457
share-based consideration								5,242
Total								$ 12,699
GFS
Business Acquisition
Net assets (liabilities) acquired					$ 617
Property, plant and equipment					7
Deferred tax liabilities					(715)
Amortizable intangible assets:
Amortizable intangible assets					4,336
Goodwill					60,103
Total purchase price comprised of:
Cash consideration					21,795
Consideration in the form of a promissory note					28,473
share-based consideration					14,073
Total					$ 64,341
Apiguru
Business Acquisition
Net assets (liabilities) acquired		$ 20
Deferred tax liabilities		(10)
Amortizable intangible assets:
Amortizable intangible assets		39
Goodwill		539
Total purchase price comprised of:
share-based consideration		588
Total		$ 588	$ 500	$ 695,000
Riches Holdings Limited
Business Acquisition
Net assets (liabilities) acquired	$ 260
Deferred tax liabilities	(233)
Amortizable intangible assets:
Amortizable intangible assets	25
Goodwill	11,963
Total purchase price comprised of:
Consideration in the form of a promissory note	13,400
Total	13,400
Riches Holdings Limited | Customers relationship
Amortizable intangible assets:
Amortizable intangible assets	$ 1,410